Perritt MicroCap Opportunities Fund
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Aerospace & Defense - 0.5%
VirTra, Inc. (a)	53,808	$342,757

Air Freight & Logistics - 3.5%
Radiant Logistics, Inc. (a)	318,500	2,235,870

Automobile Components - 1.2%
Motorcar Parts of America, Inc. (a)	57,000	377,910
Strattec Security Corp. (a)	10,102	378,421
		756,331

Banks - 1.4%
First Internet Bancorp	16,507	537,633
Flushing Financial Corp.	15,000	209,250
Isabella Bank Corp.	6,000	154,800
		901,683

Capital Markets - 6.4%
Heritage Global, Inc. (a)	211,800	457,488
Silvercrest Asset Management Group, Inc. - Class A	140,000	2,590,000
U.S. Global Investors, Inc. - Class A	408,000	1,003,680
		4,051,168

Chemicals - 5.3%
American Vanguard Corp.	40,000	247,200
Arq, Inc. (a)	60,448	377,196
Flexible Solutions International, Inc.	110,000	668,800
Greystone Logistics, Inc. (a)	68,400	67,887
Northern Technologies International Corp.	169,567	2,007,673
		3,368,756

Commercial Services & Supplies - 4.3%
CECO Environmental Corp. (a)	12,000	339,840
Perma-Fix Environmental Services, Inc. (a)	163,000	1,667,490
Quest Resource Holding Corp. (a)	126,581	740,499
		2,747,829

Communications Equipment - 3.1%
Aviat Networks, Inc. (a)	30,000	571,500
BK Technologies Corp. (a)	15,000	501,900
Ceragon Networks, Ltd. (a)	200,000	922,000
		1,995,400

Construction & Engineering - 3.0%
Bowman Consulting Group Ltd. (a)	15,000	381,450
Matrix Service Co. (a)	14,000	189,840
Northwest Pipe Co. (a)	22,000	1,063,920
Orion Group Holdings, Inc. (a)	30,000	236,400
		1,871,610

Consumer Finance - 1.3%
EZCORP, Inc. - Class A (a)	70,000	840,700

Distributors - 0.4%
Alliance Entertainment Holding Corp. (a)	35,000	230,300

Diversified Consumer Services - 2.4%
Beachbody Co., Inc. (a)	45,000	333,450
Carriage Services, Inc.	5,000	204,750
Lincoln Educational Services Corp. (a)	25,000	408,000
Universal Technical Institute, Inc. (a)	20,000	548,600
		1,494,800

Diversified REITs - 0.6%
Modiv Industrial, Inc.	25,000	366,000

Electrical Equipment - 3.1%
Broadwind, Inc. (a)	100,000	169,000
Espey Mfg. & Electronics Corp.	5,500	156,585
LSI Industries, Inc.	38,000	800,660
Power Solutions International, Inc. (a)	15,000	634,650
Ultralife Corp. (a)	30,000	227,400
		1,988,295

Electronic Equipment, Instruments & Components - 5.0%
Bel Fuse, Inc. - Class B	14,000	1,135,400
Coda Octopus Group, Inc. (a)	60,000	483,000
Identiv, Inc. (a)	76,000	262,960
Powerfleet, Inc. (a)	190,000	1,122,900
Richardson Electronics Ltd.	9,996	131,947
		3,136,207

Energy Equipment & Services - 2.7%
Drilling Tools International Corp. (a)	35,002	111,306
Forum Energy Technologies, Inc. (a)	10,000	181,200
Gulf Island Fabrication, Inc. (a)	25,000	179,250
Natural Gas Services Group, Inc. (a)	15,100	395,167
Newpark Resources, Inc. (a)	120,000	830,400
		1,697,323

Entertainment - 0.4%
WildBrain Ltd. (a)	230,000	250,700

Financial Services - 3.1%
A-Mark Precious Metals, Inc.	25,000	704,250
Cantaloupe, Inc. (a)	25,000	203,500
SWK Holdings Corp. (a)	20,225	328,656
Usio, Inc. (a)	380,000	714,400
		1,950,806

Food Products - 1.1%
Alico, Inc.	11,000	339,790
Mama's Creations, Inc. (a)	40,000	308,000
Sow Good Inc. (a)	25,000	74,500
		722,290

Health Care Equipment & Supplies - 2.4%
Accuray, Inc. (a)	95,000	211,850
Modular Medical, Inc. (a)	85,000	108,800
Pro-Dex, Inc. (a)	4,000	151,880
Sensus Healthcare, Inc. (a)	125,586	1,034,201
		1,506,731

Health Care Providers & Services - 2.6%
InfuSystem Holdings, Inc. (a)	43,500	351,915
Nutex Health, Inc. (a)	1,000	47,630
Quipt Home Medical Corp. (a)	162,500	524,875
Viemed Healthcare, Inc. (a)	85,000	696,150
		1,620,570

Health Care Technology - 0.6%
iCAD, Inc. (a)	110,000	352,000

Hotels, Restaurants & Leisure - 1.6%
Bragg Gaming Group, Inc. (a)	45,000	221,850
Century Casinos, Inc. (a)	107,100	336,294
Galaxy Gaming, Inc. (a)	156,621	436,973
		995,117

Household Durables - 3.6%
Legacy Housing Corp. (a)	78,000	2,000,700
Lovesac Co. (a)	10,000	255,600
		2,256,300

Interactive Media & Services - 1.0%
DHI Group, Inc. (a)	225,000	636,750

IT Services - 2.8%
Data Storage Corp. (a)	35,000	156,800
Information Services Group, Inc.	138,800	424,728
Research Solutions, Inc. (a)	305,518	1,173,189
		1,754,717

Life Sciences Tools & Services - 0.4%
ChromaDex Corp. (a)	40,000	225,200

Machinery - 6.1%
Commercial Vehicle Group, Inc. (a)	64,980	135,808
Gencor Industries, Inc. (a)	39,367	605,858
Mayville Engineering Co., Inc. (a)	30,000	475,500
Miller Industries, Inc.	30,000	1,979,100
Shyft Group, Inc.	25,000	300,250
Taylor Devices, Inc. (a)	6,000	200,400
TechPrecision Corp. (a)	60,500	189,668
		3,886,584

Marine Transportation - 0.4%
Euroseas Ltd.	8,000	248,080

Media - 0.8%
Creative Realities, Inc. (a)	145,000	362,500
Perion Network Ltd. (a)	15,000	134,400
		496,900

Metals & Mining - 4.1%
Ascent Industries Co. (a)	20,920	236,187
Atlas Lithium Corp. (a)	20,000	125,000
Avino Silver & Gold Mines Ltd. (a)	665,000	791,350
Endeavour Silver Corp. (a)	150,000	592,500
Fortitude Gold Corp.	41,429	217,088
McEwen Mining, Inc. (a)	78,000	642,720
		2,604,845

Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Chicago Atlantic Real Estate Finance, Inc.	45,950	706,251

Oil, Gas & Consumable Fuels - 3.4%
Evolution Petroleum Corp.	165,000	876,150
Greenfire Resources Ltd. (a)	62,000	395,560
Vaalco Energy, Inc.	115,000	471,500
Vitesse Energy, Inc.	15,000	388,200
		2,131,410

Personal Care Products - 0.1%
AXIL Brands, Inc. (a)	13,634	84,394

Pharmaceuticals - 2.1%
Assertio Holdings, Inc. (a)	284,000	227,938
Biote Corp. (a)	80,000	407,200
High Tide, Inc. (a)	100,000	279,000
Medexus Pharmaceuticals, Inc. (a)	124,100	330,337
ProPhase Labs, Inc. (a)	210,000	58,590
		1,303,065

Professional Services - 5.0%
Asure Software, Inc. (a)	16,877	199,486
BGSF, Inc.	35,000	183,050
DLH Holdings Corp. (a)	176,500	1,323,750
Hudson Global, Inc. (a)	50,650	651,359
IBEX Holdings Ltd. (a)	13,000	286,130
Where Food Comes From, Inc. (a)	13,374	165,838
Willdan Group, Inc. (a)	10,000	353,450
		3,163,063

Semiconductors & Semiconductor Equipment - 1.1%
Photronics, Inc. (a)	30,000	689,700

Software - 2.0%
Issuer Direct Corp. (a)	18,000	181,080
Mitek Systems, Inc. (a)	35,000	357,000
NetSol Technologies, Inc. (a)	50,000	132,500
Ooma, Inc. (a)	40,000	574,800
		1,245,380

Specialized REITs - 0.2%
Global Self Storage, Inc.	25,000	129,000

Specialty Retail - 1.3%
Build-A-Bear Workshop, Inc.	15,000	635,100
Xcel Brands, Inc. (a)	494,000	214,890
		849,990

Technology Hardware, Storage & Peripherals - 0.9%
Immersion Corp.	70,000	585,900

Textiles, Apparel & Luxury Goods - 2.5%
Lakeland Industries, Inc.	49,000	1,136,310
Superior Group of Cos., Inc.	30,000	452,700
		1,589,010

Trading Companies & Distributors - 1.3%
BlueLinx Holdings, Inc. (a)	5,000	538,900
Karat Packaging, Inc.	10,000	309,100
		848,000

Water Utilities - 1.2%
Global Water Resources, Inc.	35,000	402,500
Pure Cycle Corp. (a)	30,000	352,500
		755,000
TOTAL COMMON STOCKS (Cost $38,903,645)		61,612,782

TOTAL INVESTMENTS - 97.4% (Cost $38,903,645)		61,612,782
Money Market Deposit Account - 2.7% (b)		1,739,714
Liabilities in Excess of Other Assets - (0.1)%		(66,923)
TOTAL NET ASSETS - 100.0%		$63,285,573
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2025 was 4.13%.

Perritt Funds, Inc.
Notes to the Schedule of Investments (Unaudited)	July 31, 2022
1. Security Valuation

GAAP establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities that the Fund has the ability to access.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities or the identical security on an inactive market, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2025:

Perritt MicroCap Opportunities Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$61,612,782	$-	$-	$61,612,782
Total Investments in Securities	$61,612,782	$-	$-	$61,612,782

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.